Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	Year Ended December 31,
	2015	2014	2013
Federal statutory income tax rate	(34.0)%	(34.0)%	(34.0)%
State income taxes, net of federal benefit	(5.0)	(5.0)	(5.2)
Research and development tax credit carryforwards	(4.4)	(5.5)	(7.8)
Expiration of state net operating loss carryforwards	—	2.4	0.8
Non-deductible expenses	1.2	1.1	0.5
Change in deferred tax asset valuation allowance	42.2	41.0	45.7

Effective income tax rate	(0.0)%	(0.0)%	(0.0)%

Schedule of Net Deferred Tax Assets

Net deferred tax assets as of December 31, 2015 and 2014 consisted of the following:

	December 31,
	2015	2014
Net operating loss carryforwards	$39,392	$30,534
Research and development tax credit carryforwards	5,015	3,912
Accrued expenses and other	2,155	1,545

Total deferred tax assets	46,562	35,991

Depreciation and amortization	(86)	(77)

Total deferred tax liabilities	(86)	(77)

Valuation allowance	(46,476)	(35,914)

Net deferred tax assets	$—	$—

Changes in Valuation Allowance for Deferred Tax Assets

Changes in the valuation allowance for deferred tax assets during the years ended December 31, 2015 and 2014 related primarily to the increases in net operating loss carryforwards and research and development tax credit carryforwards and were as follows:

	Year Ended December 31,
	2015	2014
Valuation allowance at beginning of year	$(35,914)	$(29,442)
Decreases recorded at benefit to income tax provision	—	—
Increases recorded to income tax provision	(10,562)	(6,472)

Valuation allowance at end of year	$(46,476)	$(35,914)